Short-Term Borrowings (Parenthetical) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings, average interest per annum	0.22%	0.19%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, average interest per annum	0.11%